Regulatory matters (Tables)	6 Months Ended
Jun. 30, 2022
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities

Utility	State or country	Regulatory proceeding type	Details
Empire Electric System	Missouri	General rate review
On April 6, 2022, the regulator approved an annual base rate revenue increase of $35,516, as well as another $4,000 in revenues associated with the Empire Wind Facilities. Empire Electric System filed updated tariffs in May 2022 for new rates to become effective in the second quarter of 2022.

Empire Electric filed a petition for securitization of the costs associated with the impact of the Midwest Extreme Weather Event and the retirement of Asbury in January 2022 and March 2022, respectively. On April 27, 2022, the MPSC issued an order consolidating, for purposes of hearing, these two cases regarding the quantum financeable through securitization, which hearing was held the week of June 13, 2022. The MPSC must issue an order on the Midwest Extreme Weather Event securitization request no later than August 22, 2022. It is expected that the Asbury securitization request will be addressed in that same order. The order could result in a lower quantum of costs being financeable through securitization than sought by the Company.

BELCO	Bermuda	General rate review
On March 18, 2022, the regulator issued a final decision authorizing $224,056 and $226,160 in revenue for 2022 and 2023 respectively at a weighted average cost of capital or return of 7.16% in each year. The new rates are effective from April 1, 2022. On April 7, 2022, BELCO filed an appeal in the Supreme Court of Bermuda challenging the decisions made through the recent Retail Tariff Review.

Empire Electric System	Kansas	General rate review
On May 27, 2021, submitted an abbreviated rate review seeking to recover costs associated with the addition of the Empire Wind Facilities, the retirement of Asbury and non-growth related plant investments since the 2019 rate review. In May 2022, the Commission approved the unanimous partial settlement resolving the rate treatment of the Asbury retirement and the non-wind investments resulting in a base rate decrease of $636, and granted Empire Electric's motion to withdraw its request to recover cost associated with the Empire Wind Facilities. New rates became effective in July 2022.

Empire District Gas Company	Missouri	General rate review	In June 2022, the Commission approved an annual increase of $1,000 in base rate revenues to become effective in August 2022.
5.Regulatory matters (continued)
Regulatory assets and liabilities consist of the following:

	June 30,	December 31,
	2022	2021
Regulatory assets
Fuel and commodity cost adjustments	348,115	339,900
Retired generating plant	176,622	185,073
Pension and post-employment benefits	137,759	134,141
Rate adjustment mechanism	126,710	117,309
Income taxes	98,148	79,472
Environmental remediation	73,652	81,802
Deferred capitalized costs	83,069	62,599
Wildfire mitigation and vegetation management	48,453	35,789
Debt premium	27,843	34,204
Asset retirement obligation	38,559	26,810
Clean energy and other customer programs	26,677	26,015
Rate review costs	8,664	9,167
Long-term maintenance contract	7,445	9,134
Other	58,805	26,210
Total regulatory assets	$1,260,521	$1,167,625
Less: current regulatory assets	(136,428)	(158,212)
Non-current regulatory assets	$1,124,093	$1,009,413

Regulatory liabilities
Income taxes	$322,131	$295,720
Cost of removal	192,900	191,981
Pension and post-employment benefits	59,670	34,468
Clean energy and other customer programs	16,204	14,829
Fuel and commodity costs adjustments	9,542	18,229
Rate adjustment mechanism	3,000	3,316
Rate base offset	3,954	4,998
Other	23,422	12,648
Total regulatory liabilities	$630,823	$576,189
Less: current regulatory liabilities	(72,956)	(65,809)
Non-current regulatory liabilities	$557,867	$510,380